[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


                                February 25, 2009


Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


         Re:      Van Kampen Unit Trusts, Series 844
                  File No. (333-156579) (CIK No.1440404)


Ladies and Gentlemen:

   In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Securities and Exchange Commission on February 23, 2009.

                                                               Very truly yours,

                                                             /s/ John F. Tierney

                                                                 John F. Tierney
                                                             Executive Director,
                                                           Van Kampen Funds Inc.